SEGMENT INFORMATION (Schedule of Reportable Operating Segments) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	$ 47,103,000		$ 64,975,000		$ 37,867,000
Cost of revenue	18,265,000	[1]	32,078,000	[2]	19,798,000	[1]
Gross profit	28,838,000	[1]	32,897,000	[2]	18,069,000	[1]
Operating expenses	20,301,000	[3]	19,029,000	[2]	12,487,000	[1]
Depreciation and amortization	2,308,000		1,551,000		1,422,000
Adjusted EBITDA
IPO related bonus			1,000,000
Share-based compensation expense	852,000		1,109,000		267,000
Secondary offering expenses	393,000
Operating Income	7,292,000		11,759,000		5,315,000
Financial income - net	499,000		(531,000)		(539,000)
INCOME (LOSS) BEFORE TAXES ON INCOME	7,791,000		11,228,000		4,776,000
Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	61,456,000		80,611,000		46,212,000
Cost of revenue	32,040,000	[1]	47,059,000	[2]	27,885,000	[1]
Gross profit	29,416,000	[1]	33,552,000	[2]	18,327,000	[1]
Operating expenses	20,304,000	[3]	19,029,000	[2]	12,487,000	[1]
Adjusted EBITDA
Intersegment Eliminations [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	(14,353,000)	[4]	(15,636,000)	[4]	(8,345,000)	[4]
Cost of revenue	(13,775,000)	[1],[4]	(14,981,000)	[2],[4]	(8,087,000)	[1],[4]
Gross profit	(578,000)	[1],[4]	(655,000)	[2],[4]	(258,000)	[1],[4]
Operating expenses	(3,000)	[3],[4]
Adjusted EBITDA
Nutrition [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	55,815,000		76,167,000		44,380,000
Cost of revenue	30,605,000	[1]	45,804,000	[2]	27,297,000	[1]
Gross profit	25,210,000	[1]	30,363,000	[2]	17,083,000	[1]
Operating expenses	13,347,000	[3]	13,009,000	[2]	7,850,000	[1]
Depreciation and amortization	2,112,000		1,415,000		1,304,000
Adjusted EBITDA	13,975,000		18,769,000		10,537,000
VAYA Pharma [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	5,641,000		4,444,000		1,832,000
Cost of revenue	1,435,000	[1]	1,255,000	[2]	588,000	[1]
Gross profit	4,206,000	[1]	3,189,000	[2]	1,244,000	[1]
Operating expenses	6,957,000	[3]	6,020,000	[2]	4,637,000	[1]
Depreciation and amortization	196,000		136,000		118,000
Adjusted EBITDA	$ (2,555,000)		$ (2,695,000)		$ (3,275,000)

[1]	Including depreciation and amortization but excluding share based compensation expense.
[2]	Including depreciation and amortization but excluding share based compensation expense and IPO related bonus.
[3]	Including depreciation and amortization, but excluding share-based payment and Secondary offering expenses.
[4]	Representing the change from proportionate consolidation to the equity method of accounting.